ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Ordinary Shares
ORDINARY SHARES

15. ORDINARY SHARES

As of December 31, 2022, MKD Taiwan had issued an aggregate of 27,278,652 ordinary shares, with par value of NT$10 each share.

In connection with the Taiwan Reorganization (Note 1), the Company has issued 17,011,476 ordinary shares (9,642,373 ordinary shares after giving retroactive effect to the Reverse Recapitalization) to MKD Taiwan’s former shareholders in exchange for their MKD Taiwan shares on one-to-one basis at a price of US$0.33 per share and a total consideration of US$5.6 million, which equals to the amount of capital injection to MKD BVI from these former shareholders.

In execution of the Business Combination Agreement with Cetus Capital, the Company acquired 42% equity interests of MKD Jiaxing from Ming-Chao Huang at US$1,627,729 in July 2023. Subsequently, Ming-Chao Huang injected the same amount of US$1,627,729 to MKD BVI in August 2023 and acquired 4,932,512 ordinary shares (2,795,826 ordinary shares after giving retroactive effect to the Reverse Recapitalization) of the Company.

In August 2023, the Company issued total 2,500,001 (1,417,040 ordinary shares after giving retroactive effect to the Reverse Recapitalization) ordinary shares to certain new investors at a price ranging from US$0.33 to US$0.35 per share, for a total consideration of US$882,000.

The shareholders’ equity structures of the Company for the periods presented were presented after giving retroactive effect to the Reverse Recapitalization of the Company that was completed on the Closing Date as mentioned in Note 1. As of the Closing Date of the Reverse Recapitalization, the Company had 16,788,342 ordinary shares of par value $0.0001 each (the “Ordinary Shares”) outstanding.

On December 9, 2024, pursuant to the November 2024 SPA, the Company issued 1,800,000 Pre-Delivery Shares of the Convertible Note which were not considered outstanding unless default of the share lending arrangement occurs. Please refer to Note 14 for more details of the Convertible Note.

As of December 31, 2024, the Company’s total issued ordinary shares were 18,588,342, and the Company had 16,788,342 ordinary shares of par value $0.0001 each (the “Ordinary Shares”) outstanding.